Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57.0

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.355680%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	2.40650%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,949,437.46

Principal:
Principal Collections	$29,834,524.93
Prepayments in Full	$13,132,744.75
Liquidation Proceeds	$463,163.49
Recoveries	$14,828.71
Sub Total	$43,445,261.88
Collections	$47,394,699.34

Purchase Amounts:
Purchase Amounts Related to Principal	$68,699.97
Purchase Amounts Related to Interest	$344.89
Sub Total	$69,044.86

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$47,463,744.20

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	7
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$47,463,744.20
Servicing Fee	$1,152,271.28	$1,152,271.28	$0.00	$0.00	$46,311,472.92
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$46,311,472.92
Interest - Class A-2a Notes	$604,325.38	$604,325.38	$0.00	$0.00	$45,707,147.54
Interest - Class A-2b Notes	$423,407.78	$423,407.78	$0.00	$0.00	$45,283,739.76
Interest - Class A-3 Notes	$1,381,957.75	$1,381,957.75	$0.00	$0.00	$43,901,782.01
Interest - Class A-4 Notes	$342,781.00	$342,781.00	$0.00	$0.00	$43,559,001.01
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,559,001.01
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$43,430,734.34
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,430,734.34
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$43,341,257.67
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$43,341,257.67
Regular Principal Payment	$59,987,275.80	$43,341,257.67	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$47,463,744.20

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$43,341,257.67
Total					$43,341,257.67
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$25,391,428.90	$79.78	$604,325.38	$1.90	$25,995,754.28	$81.68
Class A-2b Notes	$17,949,828.77	$79.78	$423,407.78	$1.88	$18,373,236.55	$81.66
Class A-3 Notes	$0.00	$0.00	$1,381,957.75	$2.53	$1,381,957.75	$2.53
Class A-4 Notes	$0.00	$0.00	$342,781.00	$2.63	$342,781.00	$2.63
Class B Notes	$0.00	$0.00	$128,266.67	$2.71	$128,266.67	$2.71
Class C Notes	$0.00	$0.00	$89,476.67	$2.83	$89,476.67	$2.83
Total	$43,341,257.67	$27.45	$2,970,215.25	$1.88	$46,311,472.92	$29.33

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$279,996,315.81	0.8797170	$254,604,886.91	0.7999399
Class A-2b Notes	$197,936,317.27	0.8797170	$179,986,488.50	0.7999399
Class A-3 Notes	$547,310,000.00	1.0000000	$547,310,000.00	1.0000000
Class A-4 Notes	$130,170,000.00	1.0000000	$130,170,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Total	$1,234,352,633.08	0.7818049	$1,191,011,375.41	0.7543537

Pool Information
Weighted Average APR	3.426%	3.417%
Weighted Average Remaining Term	51.90	51.07
Number of Receivables Outstanding	55,785	54,695
Pool Balance	$1,382,725,534.18	$1,338,691,625.50
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,261,714,767.32	$1,222,075,678.23
Pool Factor	0.8001885	0.7747059

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$116,615,947.27
Targeted Overcollateralization Amount	$164,326,268.22
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$147,680,250.09

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,135.23
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	7
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		131	$534,775.54
(Recoveries)		9	$14,828.71
Net Loss for Current Collection Period			$519,946.83
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4512%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2712%
Second Prior Collection Period			0.2891%
Prior Collection Period			0.4481%
Current Collection Period			0.4585%
Four Month Average (Current and Prior Three Collection Periods)			0.3667%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		908	$2,008,694.35
(Cumulative Recoveries)			$68,147.26
Cumulative Net Loss for All Collection Periods			$1,940,547.09
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1123%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,212.22
Average Net Loss for Receivables that have experienced a Realized Loss			$2,137.17

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.68%	342	$9,096,573.82
61-90 Days Delinquent	0.08%	34	$1,112,741.62
91-120 Days Delinquent	0.02%	7	$204,242.04
Over 120 Days Delinquent	0.02%	7	$204,972.30
Total Delinquent Receivables	0.79%	390	$10,618,529.78

Repossession Inventory:
Repossessed in the Current Collection Period		24	$717,636.03
Total Repossessed Inventory		38	$1,082,475.92

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0893%
Prior Collection Period			0.0843%
Current Collection Period			0.0878%
Three Month Average			0.0871%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1137%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	November 2018
Payment Date	12/17/2018
Transaction Month	7

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer